Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 76.94%
Basic materials: 2.42%
Chemicals: 2.13%
Avient Corp.144A	5.75%	5-15-2025	$6,760,000	$6,736,324
Celanese U.S. Holdings LLC	6.05	3-15-2025	29,775,000	29,822,120
				36,558,444
Iron/steel: 0.29%
Cleveland-Cliffs, Inc.144A	6.75	3-15-2026	4,885,000	4,891,629
Communications: 8.97%
Internet: 2.79%
Arches Buyer, Inc.144A	4.25	6-1-2028	18,375,000	16,009,941
Gen Digital, Inc.144A	5.00	4-15-2025	13,997,000	13,883,624
Uber Technologies, Inc.144A	7.50	5-15-2025	17,570,000	17,899,438
				47,793,003
Media: 4.93%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	23,650,000	22,501,929
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.50	5-1-2026	11,100,000	10,859,258
Gray Television, Inc.144A	5.88	7-15-2026	12,152,000	11,362,120
Nexstar Media, Inc.144A	5.63	7-15-2027	17,130,000	16,219,033
Sirius XM Radio, Inc.144A	5.00	8-1-2027	24,710,000	23,476,705
				84,419,045
Telecommunications: 1.25%
Sprint LLC	7.13	6-15-2024	18,109,000	18,194,058
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	3,232,500	3,205,632
				21,399,690
Consumer, cyclical: 21.05%
Airlines: 3.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	16,762,500	16,501,977
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,662,634
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	3,294,198	2,814,005
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	15,355,000	12,214,690
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	4,170,000	4,147,039
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	17,871,000	13,114,544
				51,454,889
Apparel: 1.14%
Hanesbrands, Inc.144A	4.88	5-15-2026	15,810,000	14,897,596
Michael Kors USA, Inc.144A	4.25	11-1-2024	4,755,000	4,654,099
				19,551,695
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 1.78%
Ford Motor Credit Co. LLC	4.13%	8-17-2027	$8,900,000	$8,224,675
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,866,166
Ford Motor Credit Co. LLC	5.58	3-18-2024	18,425,000	18,388,056
				30,478,897
Auto parts & equipment: 1.24%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	10,605,000	10,209,945
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	6,605,000	6,568,639
Goodyear Tire & Rubber Co.	5.00	5-31-2026	4,624,000	4,480,630
				21,259,214
Distribution/wholesale: 0.93%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	16,090,000	16,003,870
Entertainment: 4.87%
CCM Merger, Inc.144A	6.38	5-1-2026	3,145,000	3,019,486
Churchill Downs, Inc.144A	5.50	4-1-2027	19,140,000	18,468,738
Cinemark USA, Inc.144A	5.88	3-15-2026	4,435,000	4,302,793
Cinemark USA, Inc.144A	8.75	5-1-2025	9,269,000	9,338,518
Live Nation Entertainment, Inc.144A	4.88	11-1-2024	13,250,000	13,100,937
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,350,000	3,349,019
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	19,407,000	19,629,501
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	12,225,000	12,267,298
				83,476,290
Home builders: 0.77%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	13,313,000	13,213,153
Housewares: 1.09%
Newell Brands, Inc.	5.20	4-1-2026	19,310,000	18,640,872
Leisure time: 1.38%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	7,530,000	8,188,125
NCL Corp. Ltd.144A	8.13	1-15-2029	2,020,000	2,056,889
NCL Corp. Ltd.144A	8.38	2-1-2028	12,985,000	13,432,268
				23,677,282
Lodging: 2.16%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,651,631
Las Vegas Sands Corp.	3.20	8-8-2024	11,900,000	11,631,958
MGM Resorts International	6.75	5-1-2025	7,660,000	7,675,328
				36,958,917
Retail: 2.63%
Bath & Body Works, Inc.144A	9.38	7-1-2025	18,686,000	19,525,263
Dave & Buster’s, Inc.144A	7.63	11-1-2025	20,666,000	20,723,336
Lithia Motors, Inc.144A	4.63	12-15-2027	4,710,000	4,377,715
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	360,682
				44,986,996
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies: 0.06%
Mattel, Inc.144A	3.38%	4-1-2026	$1,150,000	$1,079,047
Consumer, non-cyclical: 7.31%
Commercial services: 3.97%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	9,485,000	9,216,416
Block, Inc.	2.75	6-1-2026	1,760,000	1,623,097
CoreCivic, Inc.	8.25	4-15-2026	31,155,000	31,775,133
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	14,175,000	14,020,083
Sabre Global, Inc.144A	8.63	6-1-2027	1,392,000	1,162,249
Sabre Global, Inc.144A	11.25	12-15-2027	11,325,000	10,261,325
				68,058,303
Food: 1.35%
B&G Foods, Inc.144A	8.00	9-15-2028	8,400,000	8,584,833
Performance Food Group, Inc.144A	6.88	5-1-2025	14,552,000	14,559,640
				23,144,473
Healthcare-services: 1.99%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,304,409
Tenet Healthcare Corp.	4.88	1-1-2026	25,255,000	24,815,159
				34,119,568
Energy: 12.19%
Energy-alternate sources: 0.35%
TerraForm Power Operating LLC144A	5.00	1-31-2028	6,370,000	6,035,575
Oil & gas: 3.12%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	16,375,000	16,456,875
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,602,565
EQT Corp.	6.13	2-1-2025	5,546,000	5,553,432
Nabors Industries, Inc.144A	7.38	5-15-2027	10,525,000	10,176,307
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,979,352
Southwestern Energy Co.	5.70	1-23-2025	12,702,000	12,669,305
				53,437,836
Oil & gas services: 1.62%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	1,330,000	1,317,835
Oceaneering International, Inc.144A	6.00	2-1-2028	11,745,000	11,387,717
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	13,340,000	13,264,649
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	1,795,000	1,771,890
				27,742,091
Pipelines: 7.10%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88	5-15-2026	7,618,000	7,767,442
Buckeye Partners LP144A	4.13	3-1-2025	6,795,000	6,618,593
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	8,625,667
Energy Transfer LP	5.75	4-1-2025	16,325,000	16,252,027
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,801,204
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
EQM Midstream Partners LP	4.00%	8-1-2024	$7,785,000	$7,621,690
Hess Midstream Operations LP144A	5.63	2-15-2026	9,850,000	9,726,875
Rockies Express Pipeline LLC144A	3.60	5-15-2025	16,795,000	16,081,510
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	20,290,000	19,513,908
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,005,000	16,859,896
Western Midstream Operating LP	3.95	6-1-2025	1,735,000	1,684,419
Western Midstream Operating LP	4.65	7-1-2026	5,335,000	5,180,678
				121,733,909
Financial: 11.53%
Diversified financial services: 6.77%
Enact Holdings, Inc.144A	6.50	8-15-2025	34,467,000	34,044,397
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	4,620,000	4,405,015
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	8,730,000	8,424,450
Navient Corp.	5.88	10-25-2024	14,850,000	14,715,394
OneMain Finance Corp.	3.50	1-15-2027	2,440,000	2,180,330
OneMain Finance Corp.	6.13	3-15-2024	10,443,000	10,427,562
OneMain Finance Corp.	7.13	3-15-2026	2,350,000	2,369,645
PRA Group, Inc.144A	7.38	9-1-2025	11,880,000	11,411,928
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	10,722,994
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,251,227
				115,952,942
REITS: 4.76%
Boston Properties LP	3.65	2-1-2026	1,750,000	1,652,259
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	11,550,000	11,385,874
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	18,090,000	17,477,328
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	9,890,000	8,605,701
Service Properties Trust	4.35	10-1-2024	14,732,000	14,715,685
Service Properties Trust	7.50	9-15-2025	4,085,000	4,101,569
Starwood Property Trust, Inc.144A	3.63	7-15-2026	2,930,000	2,687,953
Starwood Property Trust, Inc.144A	3.75	12-31-2024	11,434,000	11,057,979
Starwood Property Trust, Inc.	4.75	3-15-2025	10,120,000	9,961,521
				81,645,869
Industrial: 8.50%
Aerospace/defense: 1.31%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	1,735,000	1,876,038
TransDigm, Inc.144A	6.25	3-15-2026	20,820,000	20,676,357
				22,552,395
Electrical components & equipment: 1.06%
WESCO Distribution, Inc.144A	7.13	6-15-2025	18,072,000	18,097,717
Environmental control: 1.00%
Stericycle, Inc.144A	5.38	7-15-2024	17,165,000	17,094,967
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.29%
TK Elevator U.S. Newco, Inc.144A	5.25%	7-15-2027	$5,255,000	$4,992,716
Packaging & containers: 2.99%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	16,663,480
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	13,934,000	13,578,452
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,694,174
Berry Global, Inc.144A	5.63	7-15-2027	140,000	136,866
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	4,075,000	4,048,030
Sealed Air Corp.144A	5.13	12-1-2024	7,629,000	7,581,319
Sealed Air Corp.144A	5.50	9-15-2025	7,550,000	7,493,375
				51,195,696
Trucking & leasing: 1.85%
DAE Funding LLC144A	2.63	3-20-2025	5,910,000	5,619,405
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	26,291,000	26,114,703
				31,734,108
Technology: 1.26%
Computers: 1.26%
Western Digital Corp.	4.75	2-15-2026	22,383,000	21,594,359
Utilities: 3.71%
Electric: 3.71%
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	29,632,000	29,235,749
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	4,770,000	4,403,718
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	7,701,487	7,690,705
Vistra Operations Co. LLC144A	5.50	9-1-2026	4,781,000	4,692,910
Vistra Operations Co. LLC144A	5.63	2-15-2027	18,100,000	17,606,069
				63,629,151
Total corporate bonds and notes (Cost $1,336,938,007)				1,318,604,608

	Shares
Investment companies: 0.58%
Exchange-traded funds: 0.58%
SPDR Bloomberg Short Term High Yield Bond ETF	405,000	10,039,950
Total investment companies (Cost $9,938,700)		10,039,950

			Principal
Loans: 6.72%
Communications: 0.81%
Media: 0.81%
CSC Holdings LLC (1 Month LIBOR+2.25%)±	7.69	7-17-2025	$4,340,000	4,234,755
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	7,971,276	7,832,416
Gray Television, Inc. (U.S. SOFR 1 Month+2.50%)±	7.93	1-2-2026	1,725,000	1,721,171
				13,788,342
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.34%
Airlines: 1.39%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.80%	6-21-2027	$7,031,250	$7,239,516
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.17	10-20-2027	16,313,684	16,654,314
				23,893,830
Entertainment: 0.44%
SeaWorld Parks & Entertainment, Inc. (U.S. SOFR 1 Month+3.00%)±	8.46	8-25-2028	7,453,040	7,441,861
Leisure time: 0.51%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	8,748,075	8,689,725
Consumer, non-cyclical: 1.32%
Commercial services: 0.99%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.47	3-23-2027	16,691,705	16,947,255
Healthcare-services: 0.33%
Select Medical Corp. (U.S. SOFR 1 Month+3.00%)±	8.35	3-6-2027	5,680,762	5,675,422
Energy: 0.49%
Pipelines: 0.49%
AL NGPL Holdings LLC (U.S. SOFR 1 Month+3.50%)±	8.83	4-13-2028	1,982,706	1,980,842
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.96	9-29-2028	4,124,298	4,128,299
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.70	10-31-2028	2,316,681	2,308,966
				8,418,107
Financial: 1.25%
Insurance: 1.25%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71	12-23-2026	17,416,653	17,162,021
HUB International Ltd. (U.S. SOFR 3 Month+4.25%)±	9.66	6-20-2030	4,265,000	4,280,823
				21,442,844
Industrial: 0.17%
Machinery-diversified: 0.17%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	2,946,102	2,943,038
Utilities: 0.34%
Electric: 0.34%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.50%)±	8.15	12-15-2027	5,887,180	5,869,165
Total loans (Cost $114,942,749)				115,109,589
Yankee corporate bonds and notes: 10.58%
Basic materials: 0.32%
Mining: 0.32%
Constellium SE144A	5.88	2-15-2026	5,594,000	5,523,866
Communications: 0.67%
Media: 0.67%
Videotron Ltd.144A	5.38	6-15-2024	11,523,000	11,482,165
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 3.70%
Airlines: 1.38%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$22,234,000	$23,623,625
Auto parts & equipment: 0.41%
Clarios Global LP144A	6.75	5-15-2025	7,058,000	7,075,539
Entertainment: 0.19%
International Game Technology PLC144A	6.50	2-15-2025	3,290,000	3,289,386
Leisure time: 1.72%
Carnival Corp.144A	7.63	3-1-2026	8,485,000	8,531,848
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	21,690,000	20,868,159
				29,400,007
Consumer, non-cyclical: 0.75%
Pharmaceuticals: 0.75%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	12,848,000	12,806,311
Energy: 2.20%
Oil & gas: 0.51%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	8,580,000	8,687,250
Pipelines: 1.69%
Northriver Midstream Finance LP144A	5.63	2-15-2026	29,885,000	29,063,163
Financial: 1.34%
Diversified financial services: 1.34%
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	9,110,000	9,339,572
Park Aerospace Holdings Ltd.144A	5.50	2-15-2024	13,602,000	13,564,735
				22,904,307
Industrial: 0.69%
Aerospace/defense: 0.60%
Bombardier, Inc.144A	7.13	6-15-2026	10,226,000	10,225,137
Electronics: 0.09%
Sensata Technologies BV144A	5.63	11-1-2024	1,605,000	1,619,363
Utilities: 0.91%
Electric: 0.91%
Drax Finco PLC144A	6.63	11-1-2025	15,742,000	15,554,670
Total yankee corporate bonds and notes (Cost $180,366,965)				181,254,789
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.65%
Investment companies: 5.65%
Allspring Government Money Market Fund Select Class♠∞		5.29%	96,891,105	$96,891,105
Total short-term investments (Cost $96,891,105)				96,891,105
Total investments in securities (Cost $1,739,077,526)	100.47%			1,721,900,041
Other assets and liabilities, net	(0.47)			(8,091,492)
Total net assets	100.00%			$1,713,808,549

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$72,874,106	$200,245,314	$(176,228,315)	$0	$0	$96,891,105	96,891,105	$973,359
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short-Term High Income Fund | 9

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,318,604,608	$0	$1,318,604,608
Investment companies	10,039,950	0	0	10,039,950
Loans	0	115,109,589	0	115,109,589
Yankee corporate bonds and notes	0	181,254,789	0	181,254,789
Short-term investments
Investment companies	96,891,105	0	0	96,891,105
Total assets	$106,931,055	$1,614,968,986	$0	$1,721,900,041
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Short-Term High Income Fund